UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 1731

SOURCE CAPITAL INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT SOURCE CAPITAL INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.                                 Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Automotive Retailers — 26.9%
CarMax, Inc.*	754,600	$44,762,872
Copart, Inc.*	680,200	22,378,580
O’Reilly Automotive, Inc.*	410,300	102,575,000
		$169,716,452
Flow Control Equipment — 14.0%
Franklin Electric Co., Inc.	446,700	12,163,641
Graco, Inc.	391,800	26,262,354
IDEX Corp.	402,000	28,662,600
Nordson Corp.	199,800	12,575,412
Rotork plc (Britain)	3,582,580	8,931,412
		$88,595,419
Jewelry & Watch Stores — 9.2%
Signet Jewelers,. Ltd. (Bermuda)	427,200	$58,154,736

Trucking — 7.4%
Heartland Express, Inc.	1,123,000	22,392,620
Knight Transportation, Inc.	1,011,000	24,264,000
		$46,656,620
Commercial Vehicles — 6.3%
WABCO Holdings, Inc.*	379,200	$39,751,536

Other Wholesalers — 4.1%
ScanSource, Inc.*	736,263	$26,107,886

Oil & Gas Services & Equipment — 3.6%
Core Laboratories NV (Netherlands)	35,400	3,532,920
FMC Technologies, Inc.*	431,400	13,373,400
Noble Corp. plc (Britain)	523,900	5,715,749
		$22,622,069
Home & Office Furnishings — 3.5%
HNI Corp.	508,633	$21,820,356

Semiconductor Devices — 3.2%
Microchip Technology, Inc.	465,651	$20,064,901

Measurement Instruments — 2.3%
Halma plc (Britain)	1,325,000	$14,461,696

Home Products Stores — 2.2%
Bed Bath & Beyond, Inc.*	242,500	$13,827,350

Engineering Services — 1.9%
Spirax-Sarco Engineering plc (Britain)	284,611	$12,059,569

Pollution Control Equipment — 1.9%
CLARCOR, Inc.	250,200	$11,929,536

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS (Continued)
Medical Devices — 1.4%
Sonova Holding AG (Switzerland)	68,000	$8,749,436

Other Hardware — 1.3%
FEI Co.	114,900	$8,392,296

Industrial Distribution & Rental — 1.2%
Aggreko plc (Britain)	537,009	$7,725,544

Medical Equipment — 1.0%
Varian Medical Systems, Inc.*	84,400	$6,227,032

Comml & Res Bldg Equip & Sys — 0.2%
Belimo Holding AG (Switzerland)	757	$1,592,294

TOTAL COMMON STOCKS — 91.6% (Cost $285,118,206)		$578,454,728

BONDS & DEBENTURES

Corporate Bonds & Notes — 0.4%
Industrial — 0.4%
Quality Distribution LLC / QD Capital Corp. — 9.875% 11/1/2018	2,267,000	2,336,144

TOTAL INVESTMENT SECURITIES — 92.0% (Cost $287,393,707)		$580,790,872

Short-term Investments — 8.0%
Exxon Mobil Corporation
— 0.16% 10/7/2015	15,000,000	$14,999,600
— 0.09% 10/13/2015	15,000,000	14,999,550
State Street Bank Repurchase Agreement — 0.00% 10/1/2015 (Dated 09/30/2015, repurchase price of $20,559,000, collateralized by $19,670,000 principal amount U.S. Treasury Note - 2.375% - 2.750% 2023 - 2024, fair value $20,972,100)	20,559,000	20,559,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,558,150)		$50,558,150

TOTAL INVESTMENTS — 100.0% (Cost $337,951,857)		$631,349,022
Other Assets And Liabilities, net — 0.0%		98,793
NET ASSETS — 100.0% — NOTE 2		$631,447,815

*Non-income producing security.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Company uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Company’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Company’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Company classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Company’s investments as of September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Automotive Retailers	$169,716,452	$—	$—	$169,716,452
Flow Control Equipment	88,595,419	—	—	88,595,419
Jewelry & Watch Stores	58,154,736	—	—	58,154,736
Trucking	46,656,620	—	—	46,656,620
Commercial Vehicles	39,751,536	—	—	39,751,536
Other Wholesalers	26,107,886	—	—	26,107,886
Oil & Gas Services & Equipment	22,622,069	—	—	22,622,069
Home & Office Furnishings	21,820,356	—	—	21,820,356
Semiconductor Devices	20,064,901	—	—	20,064,901
Measurement Instruments	14,461,696	—	—	14,461,696
Home Products Stores	13,827,350	—	—	13,827,350
Engineering Services	12,059,569	—	—	12,059,569
Pollution Control Equipment	11,929,536	—	—	11,929,536
Medical Devices	8,749,436	—	—	8,749,436
Other Hardware	8,392,296	—	—	8,392,296
Industrial Distribution & Rental	7,725,544	—	—	7,725,544
Medical Equipment	6,227,032	—	—	6,227,032
Comml & Res Bldg Equip & Sys	1,592,294	—	—	1,592,294
Corporate Bonds & Notes	—	2,336,144	—	2,336,144
Short-term Investments	—	50,558,150	—	50,558,150
	$578,454,728	$52,894,294	$—	$631,349,022

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2015 (excluding short-term investments), was $287,549,756 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$321,073,525
Gross unrealized depreciation:	(27,832,409)
Net unrealized appreciation:	$293,241,116

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	November 30, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	November 30, 2015